SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A common stock subject to possible redemption, at beginning of year	$ 278,760,000
Waiver of Class A common stock issuance costs	9,288,090
Accretion of carrying value to redemption value	(9,031,545)
Redemption of Class A Common Stock	(275,102,280)
Class A common stock subject to possible redemption, at end of year	$ 3,914,265
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption, outstanding (in shares)	387,551	27,600,000